Convertible Loan - Schedule of convertible loan (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Debt Instrument [Line Items]
Change in fair value of liability	$ (3,652)	$ (362)
Less: Current portion	(1,871)	(1,679)
Non-Current portion	0	1,875
Convertible Loan [Member] | Liability Component [Member]
Debt Instrument [Line Items]
Balance, beginning of period	3,554	4,729
Principal payment	(3,000)	(3,000)
Interest payment	(337)	(587)
Accretion and interest	1,654	2,412
Balance, end of period	1,871	3,554
Less: Current portion	(1,871)	(1,679)
Non-Current portion	0	1,875
Convertible Loan [Member] | Derivative Component [Member]
Debt Instrument [Line Items]
Balance, beginning of period	120	482
Reclassification to equity	(120)
Change in fair value of liability	0	(362)
Balance, end of period	$ 0	$ 120